Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-1

Statement to Securityholders

Determination Date: September 12, 2013

DATES
Collection Period	1
Collection Period Beginning Date	8/01/2013
Collection Period Ending Date	8/31/2013
Payment Date	9/16/2013

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	28.7%	$359,000,000.00	$51,404,521.97	$307,595,478.03
Class A-2 Notes	31.1%	$389,000,000.00	$0.00	$389,000,000.00
Class A-3 Notes	31.1%	$389,000,000.00	$0.00	$389,000,000.00
Class A-4 Notes	9.0%	$113,000,000.00	$0.00	$113,000,000.00

Total Securities	100.0%	$1,250,000,000.00	$51,404,521.97	$1,198,595,478.03

Overcollateralization		$0.00		$54,649,928.76
Reserve Account Balance		$3,253,847.39	$0.00	$3,253,847.39

Net Pool Balance		$1,301,538,957.65		$1,253,245,406.79

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.25000%	$359,000,000.00	$64,819.44
Class A-2 Notes	0.59000%	$389,000,000.00	$153,006.67
Class A-3 Notes	0.88000%	$389,000,000.00	$228,213.33
Class A-4 Notes	1.30000%	$113,000,000.00	$97,933.33

		$1,250,000,000.00	$543,972.77

II AVAILABLE FUNDS

Interest Collections	$4,741,800.68
Principal Collections (Including Repurchases)	$48,281,566.86
Liquidation Proceeds	$9,743.00
Investment Earnings (to be remitted to servicer with servicing fees)	$0.00

Total Collections	$53,033,110.54

Reserve Account Draw Amount	$0.00

Total Available Funds	$53,033,110.54

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$1,084,615.80	$1,084,615.80	$0.00
Class A-1 Notes	$64,819.44	$64,819.44	$0.00
Class A-2 Notes	$153,006.67	$153,006.67	$0.00
Class A-3 Notes	$228,213.33	$228,213.33	$0.00
Class A-4 Notes	$97,933.33	$97,933.33	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$53,629,593.21	$51,404,521.97	$2,225,071.24
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$0.00	$0.00	$0.00

	$55,258,181.78	$53,033,110.54

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$51,404,521.97

Total	$51,404,521.97

FIFTH THIRD AUTO TRUST 2013-1

Statement to Securityholders

Determination Date: September 12, 2013

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$1,253,245,407.00
Number of Receivables Outstanding	88,706
Weighted Average Contract Rate	4.26
Weighted Average Remaining Term (mos)	47.59

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$3,253,847.39
Initial Target Credit Enhancement Overcollateralization Amount	$56,875,000.00
Target Credit Enhancement Overcollateralization Amount	$56,875,000.00
Beginning Period Overcollateralization Amount	$0.00
Ending Period Overcollateralization Amount	$54,649,928.76

Overcollateralization Shortfall	$2,225,071.24

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$3,253,847.39
Beginning Reserve Account Balance	$3,253,847.39
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$3,253,847.39

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$18,084.27
Realized Losses for Collection Period	$18,084.27
Liquidation Proceeds for Collection Period	$9,743.00

Net Losses for Collection Period	$8,341.27
Cumulative Losses (net of recoveries) for All Collection Periods	$8,341.27
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.00064%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	134	$1,837,042.94
As % of Ending Pool Balance		0.147%
Receivables 60-89 Days Delinquent	2	$24,466.63
As % of Ending Pool Balance		0.002%
Receivables 90 - 119 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.000%
Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	136	$1,861,509.57
As % of Ending Pool Balance		0.149%
Total Repossession	7	$99,899.52